Summary of Shares Issued Prior to and After Recapitalization (Detail)	3 Months Ended
Mar. 31, 2014
Prior to Recapitalization | Common Stock
Class of Stock [Line Items]
Stock issued during period, shares	12,648,601
Prior to Recapitalization | Series A Convertible Preferred Stock
Class of Stock [Line Items]
Stock issued during period, shares	46,356,342
Prior to Recapitalization | Series A One Convertible Preferred Stock
Class of Stock [Line Items]
Stock issued during period, shares	5,538,462
Prior to Recapitalization | Series B Convertible Preferred Stock
Class of Stock [Line Items]
Stock issued during period, shares	58,791,996
Prior to Recapitalization | Convertible Preferred Stock
Class of Stock [Line Items]
Stock issued during period, shares	110,686,800
After Recapitalization | Common Stock
Class of Stock [Line Items]
Stock issued during period, shares	1,302,835
After Recapitalization | Series A Convertible Preferred Stock
Class of Stock [Line Items]
Stock issued during period, shares	5,150,699
After Recapitalization | Series A One Convertible Preferred Stock
Class of Stock [Line Items]
Stock issued during period, shares	615,384
After Recapitalization | Series B Convertible Preferred Stock
Class of Stock [Line Items]
Stock issued during period, shares	6,532,432
After Recapitalization | Convertible Preferred Stock
Class of Stock [Line Items]
Stock issued during period, shares	12,298,515